BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)		1 Months Ended	4 Months Ended
	Feb. 25, 2022 vessel	Jan. 26, 2022 vessel	Jun. 30, 2022 legalEntity shares	Nov. 30, 2022 shares
Trading Activity, Gains and Losses, Net [Line Items]
Number of entities acquired | legalEntity			13
Common shares, shares outstanding (in shares)				53,688,462
Vessel SPA
Trading Activity, Gains and Losses, Net [Line Items]
Number of vessels acquired | vessel	8	8
Golar LNG Limited
Trading Activity, Gains and Losses, Net [Line Items]
Common shares, shares outstanding (in shares)			1,010,000
Common shares, shares issued (in shares)			1,010,000